DISCONTINUED OPERATIONS (Narrative) (Details) ¥ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
		Nov. 10, 2014 CNY (¥)	Feb. 28, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)	Feb. 06, 2015 CNY (¥)	Jul. 25, 2013 CNY (¥)	Apr. 30, 2013 CNY (¥)	Dec. 30, 2011
Discontinued operations [Line Items]
Provision for Doubtful Accounts				$ 6,632	¥ 42,960	¥ 151,080	¥ 128,578
Receivables Arising from Disposal of Subsidiaries Current					30,000	234,500
Impairment loss						30,167	¥ 0
Impairment charge						229,914
Receivables resulting from disposals	[1]				14,000	14,000
Income (loss) from discontinued operation				$ 52,610	340,798	(57,764)	¥ (346,449)
21st School [Member]
Discontinued operations [Line Items]
Income (loss) from discontinued operation							2,734	¥ 49,706
Loss from disposal of remaining operating right							74,938
Suzhou Hezhijia Investment Management Limited [Member]
Discontinued operations [Line Items]
Provision for Doubtful Accounts			¥ 40,000		¥ 30,000	70,000
Receivables Arising from Disposal of Subsidiaries Current									¥ 70,000
Receivables resulting from disposals						¥ 110,000			¥ 234,500
21st School [Member]
Discontinued operations [Line Items]
Total consideration											¥ 60,000
Income (loss) from discontinued operation							(72,204)
Loss from disposal of remaining operating right							2,734
Income (loss) on sale of discontinued operation, net of income tax	[2]						(74,938)
Beijing Siwa Century Facility Management Co. [Member]
Discontinued operations [Line Items]
Ownership percentage held in discontinued operations												100.00%
Taishidian Holding [Member]
Discontinued operations [Line Items]
Cash payment received					¥ 40,000
Best estimation of recoverable					110,000
Provision for Doubtful Accounts					¥ 30,000		124,500
Receivables Arising from Disposal of Subsidiaries Current										¥ 143,233
Receivables resulting from disposals										234,500
Income (loss) from discontinued operation							(204,001)
Loss from disposal of remaining operating right							(29,372)
Income (loss) on sale of discontinued operation, net of income tax	[3]						(174,629)
Taishidian Holding [Member] | Kunshan Venture
Discontinued operations [Line Items]
Cash consideration										¥ 234,500
Ownership percentage held in discontinued operations										70.00%
Best estimation of recoverable							110,000
Provision for Doubtful Accounts							124,500
Taishidian Holding [Member] | Suzhou Hezhijia Investment Management Limited [Member]
Discontinued operations [Line Items]
Receivables Arising from Disposal of Subsidiaries Current					¥ 70,000
Jinghan Group [Member]
Discontinued operations [Line Items]
Cash consideration					500,000
Cash payment received		¥ 18,195
Total consideration		¥ 500,000
Receivables resulting from disposals					122,822
Income (loss) from discontinued operation					340,798	¥ (57,764)	(70,244)
Loss from disposal of remaining operating right					(3,114)	¥ (57,764)	¥ (70,244)
Income (loss) on sale of discontinued operation, net of income tax	[4]				343,912
Payables arising from disposal of subsidiaries					25,959
Bad debt provision					¥ 96,863

[1]	In the fourth quarter of 2011, the Group decided to concentrate its resources and focus on the Group's core businesses. On December 2, 2011, the Company sold Xi'an Tutoring, Shandong Software Companies, Guangzhou HP Tutoring, Tianjin Holding to Beijing Tongshengle Investment Co., Ltd., (“Tongshengle”) for cash consideration of RMB 35,000, and RMB 21,000 of which has been received by December 31, 2012. A bad debt allowance of RMB 200 was provided in 2012. In 2015, the Group provided an additional allowance of RMB 5,300 by reducing the net receivables, after netting of payable balance, from Tongshengle to zero after assessing the collectability.
[2]	No foreign currency translation adjustment is included in the loss on sale of discontinued operation.
[3]	Foreign currency translation adjustment included in the loss on sale of discontinued operation is RMB 5,538 for the year ended December 31, 2013.
[4]	Foreign currency translation adjustment included in the loss on sale of discontinued operation is RMB 9,084 for the year ended December 31, 2015.